Financial instruments - Fair Value Measurement of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Line Items]
Total financial liabilities	$ 4,854,740	$ 4,518,600
Level 1 of fair value hierarchy | Bank borrowings
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 1 of fair value hierarchy | Forwards
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 1 of fair value hierarchy | Options
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 1 of fair value hierarchy | Hedging liabilities - Swaps
Financial instruments [Line Items]
Total financial liabilities	0
Level 1 of fair value hierarchy | Swaps hedges, investments
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 1 of fair value hierarchy | Swaps
Financial instruments [Line Items]
Total financial liabilities		0
Level 1 of fair value hierarchy | Unsecured obligations
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 1 of fair value hierarchy | Bank borrowings
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 1 of fair value hierarchy | Unsecured obligations
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 1 of fair value hierarchy | Non-current hedging liabilities
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 2 of fair value hierarchy | Bank borrowings
Financial instruments [Line Items]
Total financial liabilities	130,840	85
Level 2 of fair value hierarchy | Forwards
Financial instruments [Line Items]
Total financial liabilities	4,848	1,270
Level 2 of fair value hierarchy | Options
Financial instruments [Line Items]
Total financial liabilities	968	402
Level 2 of fair value hierarchy | Hedging liabilities - Swaps
Financial instruments [Line Items]
Total financial liabilities	42,754
Level 2 of fair value hierarchy | Swaps hedges, investments
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 2 of fair value hierarchy | Swaps
Financial instruments [Line Items]
Total financial liabilities		8,954
Level 2 of fair value hierarchy | Unsecured obligations
Financial instruments [Line Items]
Total financial liabilities	343,589	40,594
Level 2 of fair value hierarchy | Bank borrowings
Financial instruments [Line Items]
Total financial liabilities	196,598	70,497
Level 2 of fair value hierarchy | Unsecured obligations
Financial instruments [Line Items]
Total financial liabilities	2,476,924	2,871,005
Level 2 of fair value hierarchy | Non-current hedging liabilities
Financial instruments [Line Items]
Total financial liabilities	19,772	72,900
Level 3 of fair value hierarchy | Bank borrowings
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 3 of fair value hierarchy | Forwards
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 3 of fair value hierarchy | Options
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 3 of fair value hierarchy | Hedging liabilities - Swaps
Financial instruments [Line Items]
Total financial liabilities	0
Level 3 of fair value hierarchy | Swaps hedges, investments
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 3 of fair value hierarchy | Swaps
Financial instruments [Line Items]
Total financial liabilities		0
Level 3 of fair value hierarchy | Unsecured obligations
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 3 of fair value hierarchy | Bank borrowings
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 3 of fair value hierarchy | Unsecured obligations
Financial instruments [Line Items]
Total financial liabilities	0	0
Level 3 of fair value hierarchy | Non-current hedging liabilities
Financial instruments [Line Items]
Total financial liabilities	0	0
Fair value Informative | Bank borrowings
Financial instruments [Line Items]
Total financial liabilities	130,840	85
Fair value Informative | Forwards
Financial instruments [Line Items]
Total financial liabilities	0	0
Fair value Informative | Options
Financial instruments [Line Items]
Total financial liabilities	0	0
Fair value Informative | Hedging liabilities - Swaps
Financial instruments [Line Items]
Total financial liabilities	0
Fair value Informative | Swaps hedges, investments
Financial instruments [Line Items]
Total financial liabilities	0	0
Fair value Informative | Swaps
Financial instruments [Line Items]
Total financial liabilities		0
Fair value Informative | Unsecured obligations
Financial instruments [Line Items]
Total financial liabilities	343,589	40,594
Fair value Informative | Bank borrowings
Financial instruments [Line Items]
Total financial liabilities	196,598	70,497
Fair value Informative | Unsecured obligations
Financial instruments [Line Items]
Total financial liabilities	2,476,924	2,871,005
Fair value Informative | Non-current hedging liabilities
Financial instruments [Line Items]
Total financial liabilities	0	0
Fair Value | Bank borrowings
Financial instruments [Line Items]
Total financial liabilities	0	0
Fair Value | Forwards
Financial instruments [Line Items]
Total financial liabilities	4,848	1,270
Fair Value | Options
Financial instruments [Line Items]
Total financial liabilities	968	402
Fair Value | Hedging liabilities - Swaps
Financial instruments [Line Items]
Total financial liabilities	42,754
Fair Value | Swaps hedges, investments
Financial instruments [Line Items]
Total financial liabilities	0	0
Fair Value | Swaps
Financial instruments [Line Items]
Total financial liabilities		8,954
Fair Value | Unsecured obligations
Financial instruments [Line Items]
Total financial liabilities	0	0
Fair Value | Bank borrowings
Financial instruments [Line Items]
Total financial liabilities	0	0
Fair Value | Unsecured obligations
Financial instruments [Line Items]
Total financial liabilities	0	0
Fair Value | Non-current hedging liabilities
Financial instruments [Line Items]
Total financial liabilities	19,772	72,900
Gross carrying amount
Financial instruments [Line Items]
Total financial liabilities	3,386,270	3,009,510
Gross carrying amount | Bank borrowings
Financial instruments [Line Items]
Total financial liabilities	130,840	85
Gross carrying amount | Forwards
Financial instruments [Line Items]
Total financial liabilities	0	0
Gross carrying amount | Options
Financial instruments [Line Items]
Total financial liabilities	0	0
Gross carrying amount | Hedging liabilities - Swaps
Financial instruments [Line Items]
Total financial liabilities	0
Gross carrying amount | Swaps hedges, investments
Financial instruments [Line Items]
Total financial liabilities	0	0
Gross carrying amount | Swaps
Financial instruments [Line Items]
Total financial liabilities		0
Gross carrying amount | Unsecured obligations
Financial instruments [Line Items]
Total financial liabilities	343,589	40,594
Gross carrying amount | Bank borrowings
Financial instruments [Line Items]
Total financial liabilities	197,522	69,613
Gross carrying amount | Unsecured obligations
Financial instruments [Line Items]
Total financial liabilities	2,176,924	2,445,219
Gross carrying amount | Non-current hedging liabilities
Financial instruments [Line Items]
Total financial liabilities	0	0
Cash and cash equivalents | Level 1 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	2,655,236	0
Cash and cash equivalents | Level 2 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	1,515,051
Cash and cash equivalents | Level 3 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Cash and cash equivalents | Fair value Informative
Financial instruments [Line Items]
Total financial assets	2,655,236	1,515,051
Cash and cash equivalents | Fair Value
Financial instruments [Line Items]
Total financial assets	0	0
Cash and cash equivalents | Gross carrying amount
Financial instruments [Line Items]
Total financial assets	2,655,236	1,515,051
Time deposits | Level 1 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Time deposits | Level 2 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	950,167	905,170
Time deposits | Level 3 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Time deposits | Fair value Informative
Financial instruments [Line Items]
Total financial assets	950,167	905,170
Time deposits | Fair Value
Financial instruments [Line Items]
Total financial assets	0	0
Time deposits | Gross carrying amount
Financial instruments [Line Items]
Total financial assets	950,167	905,170
Derivative financial instruments | Level 1 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0
Derivative financial instruments | Level 2 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0
Derivative financial instruments | Level 3 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0
Derivative financial instruments | Fair value Informative
Financial instruments [Line Items]
Total financial assets	0
Derivative financial instruments | Fair Value
Financial instruments [Line Items]
Total financial assets	0
Derivative financial instruments | Gross carrying amount
Financial instruments [Line Items]
Total financial assets	0
Forwards | Level 1 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Forwards | Level 2 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	3,704	1,031
Forwards | Level 3 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Forwards | Fair value Informative
Financial instruments [Line Items]
Total financial assets	0	0
Forwards | Fair Value
Financial instruments [Line Items]
Total financial assets	3,704	1,031
Forwards | Gross carrying amount
Financial instruments [Line Items]
Total financial assets	0	0
Options | Level 1 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Options | Level 2 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	470	223
Options | Level 3 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Options | Fair value Informative
Financial instruments [Line Items]
Total financial assets	0	0
Options | Fair Value
Financial instruments [Line Items]
Total financial assets	470	223
Options | Gross carrying amount
Financial instruments [Line Items]
Total financial assets	0	0
Hedging assets | Level 1 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Total financial liabilities		0
Hedging assets | Level 2 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	7,014	0
Total financial liabilities		0
Hedging assets | Level 3 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Total financial liabilities		0
Hedging assets | Fair value Informative
Financial instruments [Line Items]
Total financial assets	0	0
Total financial liabilities		0
Hedging assets | Fair Value
Financial instruments [Line Items]
Total financial assets	7,014	0
Total financial liabilities		0
Hedging assets | Gross carrying amount
Financial instruments [Line Items]
Total financial assets	0	0
Total financial liabilities		0
Hedging liabilities - Swaps | Level 1 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	22,606
Hedging liabilities - Swaps | Level 2 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0
Hedging liabilities - Swaps | Level 3 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0
Hedging liabilities - Swaps | Fair value Informative
Financial instruments [Line Items]
Total financial assets	0
Hedging liabilities - Swaps | Fair Value
Financial instruments [Line Items]
Total financial assets	22,606
Hedging liabilities - Swaps | Gross carrying amount
Financial instruments [Line Items]
Total financial assets	0
Swaps | Level 1 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Swaps | Level 2 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	12,625
Swaps | Level 3 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Swaps | Fair value Informative
Financial instruments [Line Items]
Total financial assets	0	0
Swaps | Fair Value
Financial instruments [Line Items]
Total financial assets	0	12,625
Swaps | Gross carrying amount
Financial instruments [Line Items]
Total financial assets	0	0
Non-current accounts receivable | Level 1 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Non-current accounts receivable | Level 2 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Non-current accounts receivable | Level 3 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Non-current accounts receivable | Fair value Informative
Financial instruments [Line Items]
Total financial assets	2,091	6,172
Non-current accounts receivable | Fair Value
Financial instruments [Line Items]
Total financial assets	0	0
Non-current accounts receivable | Gross carrying amount
Financial instruments [Line Items]
Total financial assets	2,091	6,172
Others | Level 1 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Others | Level 2 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	23	91
Others | Level 3 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Others | Fair value Informative
Financial instruments [Line Items]
Total financial assets	23	91
Others | Fair Value
Financial instruments [Line Items]
Total financial assets	0	0
Others | Gross carrying amount
Financial instruments [Line Items]
Total financial assets	23	91
Equity instruments | Level 1 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	9,497	9,177
Equity instruments | Level 2 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Equity instruments | Level 3 of fair value hierarchy
Financial instruments [Line Items]
Total financial assets	0	0
Equity instruments | Fair value Informative
Financial instruments [Line Items]
Total financial assets	0	0
Equity instruments | Fair Value
Financial instruments [Line Items]
Total financial assets	9,497	9,177
Equity instruments | Gross carrying amount
Financial instruments [Line Items]
Total financial assets	$ 0	$ 0